Principal accounting policies - Revenue recognition and cost of revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Revenue from sales agents and cost-plus arrangements	$ 11,458	$ 30,257	$ 32,572
Other revenue	157,622	277,445	$ 222,173
Convertible notes	$ 0	$ 0